Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	Year Ended December 31,
	2010	2011	2012
A	-	11%	-
B	19%	-	-
C	17%	20%	51%
D	16%	12%	-
E	-	12%	-
F	-	13%	-
G	-	-	21%
H	-	-	17%

Schedule of Related Party Transactions [Table Text Block]
	December 31, 2010	December 31, 2011	December 31, 2012
Management Fees –Related Parties
Central Mare Inc (Note 5)	1,666	5,575	2,345
TMS Tankers *	138	-	-
International Shipmanagement Inc	-	155	-
Total	1,804	5,730	2,345
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	9	10	-
TMS Tankers	-	384	-
Heidmar Inc	-	45	-
Interorient	11	-	-
V. Ships Management limited	99	-	-
Total	119	439	-